INDEXIQ ETF TRUST
(the “Trust”)
Supplement dated March 1, 2022 (“Supplement”) to the
Statement of Additional Information, dated August 31, 2021, as supplemented, of:
IQ Hedge Multi-Strategy Tracker ETF	IQ Chaikin U.S. Dividend Achievers ETF
IQ Hedge Macro Tracker ETF	IQ Chaikin U.S. Large Cap ETF
IQ Hedge Market Neutral Tracker ETF	IQ Chaikin U.S. Small Cap ETF
IQ Hedge Long/Short Tracker ETF	IQ 500 International ETF
IQ Hedge Event-Driven Tracker ETF	IQ Candriam ESG US Equity ETF
IQ Merger Arbitrage ETF	IQ Candriam ESG International Equity ETF
IQ Global Resources ETF	IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF
IQ U.S. Real Estate Small Cap ETF	IQ Healthy Hearts ETF
IQ 50 Percent Hedged FTSE International ETF
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Statement of Additional Information.
Effective immediately, all references to IQ Real Return ETF are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE
MECPI15a-03/22